Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets
Intangible assets

10. Intangible Assets

Intangible assets and its related accumulated amortization as of December 31, 2022 and 2023 are as follows:

	As of December 31, 2022
	Gross			Net
	carrying	Accumulated	Impairment	carrying
	value	amortization	amount	amount
	RMB	RMB	RMB	RMB
License (i)	93,952	(18,806)	—	75,146
Developed technology (ii)	72,500	(10,593)	(2,071)	59,836
In-process research and development intangible assets (ii)	27,000	(3,885)	—	23,115
Customer relationship (ii)	18,000	(2,692)	(15,308)	—
Supplier relationship (ii)	17,000	(8,154)	—	8,846
Software	3,223	(1,644)	—	1,579
Trade names	779	(341)	—	438
Others	447	(127)	—	320
Total	232,901	(46,242)	(17,379)	169,280

	As of December 31, 2023
	Gross			Net
	carrying	Accumulated	Impairment	carrying
	value	amortization	amount	amount
	RMB	RMB	RMB	RMB
License (i)	94,612	(28,201)	—	66,411
Developed technology (ii)	70,000	(17,200)	—	52,800
In-process research and development intangible assets (ii)	27,000	(6,574)	—	20,426
Supplier relationship (ii)	17,000	(13,798)	—	3,202
Software	3,693	(2,102)	—	1,591
Trade names	829	(422)	—	407
Others	589	(173)	—	416
Total	213,723	(68,470)	—	145,253
(i)Licenses include the insurance broker license and micro-finance license. Insurance broker license was derived from the acquisition of Jinbaoxin. In January 2020, the Company completed the acquisition of Jinbaoxin. The transaction was accounted for as an asset acquisition as the acquiree company did not meet the criteria of a business and substantially all the fair value of the assets acquired were concentrated in a single asset.

Micro-finance license was derived from the acquisition of Tonghua Micro Finance. In October 2021, the Company completed the acquisition of Tonghua Micro Finance. The transaction was accounted for as an asset acquisition as the acquiree company did not meet the criteria of a business and substantially all the fair value of the assets acquired were concentrated in a single asset.

(ii)Customer relationship was derived from the acquisition of Leya. Supplier relationship, in-process research and development intangible assets were derived from the acquisition of Wuhan Miracle. Developed technology was derived from the acquisition of Leya and Wuhan Miracle. For the details, please refer to “Note 6 Business Combination”.

The impairment loss of intangible assets was RMB17,379, nil and nil for the years ended December 31, 2021, 2022 and 2023, respectively. The impairment losses were resulted from a revision of long-term financial outlook of Leya, which indicates that the carrying value may not be recoverable. With the disposal of Leya in 2023, the gross carrying amount and related impairment amount of its intangible assets were deconsolidated.

10. Intangible assets (Continued)

Amortization expense was RMB14,995, RMB25,438 and RMB25,349 for the years ended December 31, 2021, 2022 and 2023, respectively.

The Company will record estimated amortization expenses of RMB22,874, RMB19,529, RMB19,458, RMB19,353 and RMB64,039 for the years ending December 31, 2024, 2025, 2026, 2027, 2028 and thereafter, respectively.